Santander Group - Acquisition of Deutsche Bank Polska (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Negative goodwill recognised in results		€ 0	€ 67		€ 0
Retail and Private Banking Business of Deutsche Bank Polska SA
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	€ 298
Identifiable assets acquired (liabilities assumed)	365
Loans and advances to customers	4,304
Loans and advances to credit institutions	4,025
Revaluation adjustment	82
Negative goodwill recognised in results	€ 67

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).